Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Temporary Equity	Convertible preferred shares consisted of the following as of December 31, 2020:

	As of December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Aggregate Liquidation Preference
	(in thousands, except share data)
Series A	6,228,199	6,228,199	$1,612	$1,619
Series B	5,093,025	4,667,700	3,926	3,921
Series C	7,465,072	7,356,972	24,438	24,572
Series D	6,243,934	6,243,934	32,998	33,093
Series E	6,831,725	5,381,311	96,590	102,353
Series E-1	1,433,142	—	—	—
Total convertible preferred shares	33,295,097	29,878,116	$159,564	$165,558

Fair Value Measurement Inputs and Valuation Techniques	As of December 31, 2020 the key inputs used in the valuation were as follows:

As of December 31, 2020
Fair value of Series E convertible preferred shares	$20.74
Time to payments (years)	0.33
Risk-free interest rate	0.09%
As of December 31, 2020 the key inputs used in the valuation were as follows:

As of December 31, 2020
Fair value of Series B convertible preferred shares	$13.32
Fair value of Series E convertible preferred shares	$20.74
Expected term (years)	0.75-1.75
Expected volatility	70.00%
Risk-free interest rate	0.10%-0.12%
Expected dividend yield	0.00%
The Black-Scholes assumptions used to value the employee share options at the grant dates are as follows:

	Year Ended December 31,
	2021	2020	2019
Expected term (years)	5.44 - 6.60	5.75 - 6.11	5.20 - 6.11
Expected volatility	67.26% - 68.52%	55.00% - 65.00%	55.00% - 62.61%
Risk-free interest rate	0.99% - 1.12%	0.52% - 1.73%	1.66% - 2.50%
Expected dividend yield	0.00%	0.00%	0.00%